Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 36,694	$ 27,603
Accounts Receivable	173,641	172,937
Prepaid and Other Current Assets	39,597	102,620
TOTAL CURRENT ASSETS	249,932	303,160
FIXED ASSETS, NET	0	1,436
OTHER ASSETS
Related Party Loan	219,284	219,284
TOTAL OTHER ASSETS	219,284	219,284
TOTAL ASSETS	469,216	523,880
Current Liabilities:
Line of Credit	34,440	51,468
Convertible Note Payable	0	36,000
Accounts Payable	0	9,452
Accruals and Other Payables	62,343	60,888
TOTAL LIABILITIES	96,783	157,808
STOCKHOLDERS’ EQUITY
Convertible Preferred Stock ($.001 par value, 5,000,000 authorized:29,713 and 29,713 issued and outstanding)	$ 30	$ 30
Common Stock ($.001 par value, 100,000,000 shares authorized: 36,311,640 and 37,711,640 shares issued and outstanding)	$ 36,311	$ 37,711
Additional Paid-in-Capital	24,496,376	24,592,976
Accumulated Deficit	(24,160,284)	(24,264,645)
TOTAL STOCKHOLDERS’ EQUITY	372,433	366,072
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 469,216	$ 523,880